Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000024828
Account Value [Line Items]
Line Graph and Table Measure Name	Mortgage Core Fund
Account Value	$ 11,243	$ 11,088	$ 10,542	$ 11,921	$ 12,028	$ 11,488	$ 10,804	$ 10,686	$ 10,400	$ 10,166	$ 10,000
C000024830
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Bond Core Fund
Account Value	$ 16,625	15,542	13,582	15,427	14,634	13,794	11,976	12,240	11,381	9,819	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Account Value	$ 10,946	10,817	10,297	11,676	11,799	11,359	10,681	10,576	10,321	10,151	10,000
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,546	$ 15,293	$ 13,481	$ 15,178	$ 14,419	$ 13,470	$ 11,783	$ 12,033	$ 11,194	$ 9,557	$ 10,000